UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
11/14/2011

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
99
Form 13F Information Table Value Total:
$102,116.87





List of Other Included Managers:

No.  13F File Number
Name

       						    				      FORM 13F INFORMATION TABLE
                                                      VALUE         SHARES/  SH/  PUT/ INVSTMTOTHER             VOTING AUTH.
NAME OF ISSUER                TITLE OF CLASSCUSIP     (x$1000)      PRN AMT  PRN  CALL DSCRETNMANAGERSSOLE      SHARED      NONE
Boston Beer Co Inc Cl A       COM           100557107        2203.55  20,298SH         OTHER              20,298
Neustar                       COM           64126x201        1964.84  57,502SH         OTHER              57,502
Intercontinental Exchange Inc COM           45865V100        1877.45  15,574SH         OTHER              15,574
Dorman Products Inc           COM           258278100        1828.70  49,518SH         OTHER              49,518
Analog Devices Inc            COM           032654105        1804.65  50,437SH         OTHER              50,437
CarMax                        COM           143130102        1787.74  58,653SH         OTHER              58,653
Madden Steven Ltd             COM           556269108        1757.34  50,937SH         OTHER              50,937
MSCI Inc Class A              COM           55354g100        1721.42  52,275SH         OTHER              52,275
Wabtec Corp                   COM           929740108        1711.55  24,468SH         OTHER              24,468
Celanese Corp                 COM           150870103        1708.05  38,583SH         OTHER              38,583
Tech Data                     COM           878237106        1685.28  34,108SH         OTHER              34,108
Ametek Inc New                COM           031100100        1681.95  39,951SH         OTHER              39,951
Corn Products Intl Inc        COM           219023108        1663.18  31,625SH         OTHER              31,625
FMC Corp                      COM           302491303        1603.88  18,641SH         OTHER              18,641
Carbo Ceramics Inc            COM           140781105        1586.48  12,864SH         OTHER              12,864
Vistaprint N V                COM           N93540107        1563.02  51,079SH         OTHER              51,079
Prosperity Bancshares         COM           743606105        1560.41  38,672SH         OTHER              38,672
CSX Corp.                     COM           126408103        1548.32  73,519SH         OTHER              73,519
Whiting Petroleum Corp        COM           966387102        1536.94  32,918SH         OTHER              32,918
Seadrill Limited              COM           G7945E105        1535.46  46,277SH         OTHER              46,277
Discovery Holding             COM           25468Y107        1530.11  37,347SH         OTHER              37,347
Celgene Corp                  COM           151020104        1471.31  21,765SH         OTHER              21,765
Adobe Systems                 COM           00724F101        1444.74  51,105SH         OTHER              51,105
Affiliated Managers Group Inc.COM           008252108        1435.12  14,957SH         OTHER              14,957
Sigma-Aldrich Corporation     COM           826552101        1415.55  22,663SH         OTHER              22,663
Tanger Factory Outlet Ctr     COM           875465106        1409.07  48,058SH         OTHER              48,058
Gentex Corp                   COM           371901109        1401.42  47,361SH         OTHER              47,361
Arbitron Inc.                 COM           03875Q108        1389.32  40,375SH         OTHER              40,375
Aarons Inc                    COM           002535300        1381.08  51,764SH         OTHER              51,764
Albemarle Corp                COM           012653101        1376.13  26,716SH         OTHER              26,716
Monro Muffler Brake Inc       COM           610236101        1361.61  35,102SH         OTHER              35,102
Hubbell Inc Class B           COM           443510201        1352.53  20,229SH         OTHER              20,229
Wright Express Corp           COM           98233Q105        1346.36  24,804SH         OTHER              24,804
RPC Inc                       COM           749660106        1344.83  73,689SH         OTHER              73,689
Rogers Commun Inc Cl B        COM           775109200        1339.19  34,775SH         OTHER              34,775
Inland Real Estate Corp       COM           457461200        1318.25 173,226SH         OTHER             173,226
Marketaxess Holdings New      COM           57060D108        1265.96  42,044SH         OTHER              42,044
Becton Dickinson & Co         COM           075887109        1254.02  16,783SH         OTHER              16,783
Arch Capital Group            COM           011576290        1249.51  33,562SH         OTHER              33,562
Portfolio Recovery Associates COM           73640q105        1228.05  18,188SH         OTHER              18,188
Westar Energy Inc             COM           95709T100        1199.70  41,685SH         OTHER              41,685
QualComm                      COM           747525103        1186.63  21,693SH         OTHER              21,693
Directv Class A               COM           02490A101        1138.83  26,633SH         OTHER              26,633
Grand Canyon Education Inc    COM           3852M106         1130.83  70,854SH         OTHER              70,854
Rollins Inc                   COM           775711104        1085.97  48,874SH         OTHER              48,874
Ameritrade Holding Corp       COM           87236Y108        1074.31  68,646SH         OTHER              68,646
AGL Resources Inc.            COM           001204106        1056.04  24,989SH         OTHER              24,989
Darden Restaurants Inc        COM           237194105        1026.22  22,515SH         OTHER              22,515
FactSet Research Systems      COM           303075105         996.87  11,422SH         OTHER              11,422
Cognizant Tech                COM           192446102         980.21  15,242SH         OTHER              15,242
Casys Gen Stores Inc          COM           147528103         962.84  18,692SH         OTHER              18,692
Bristow Group Inc             COM           110394103         955.31  20,159SH         OTHER              20,159
Ctrip Com Intl Ltd Adr        COM           22943F100         933.54  39,895SH         OTHER              39,895
McKesson Corp                 COM           58155Q103         930.73  11,946SH         OTHER              11,946
World Fuel Services Corp      COM           981475106         921.23  21,944SH         OTHER              21,944
LKQ Corp                      COM           501889208         906.58  30,139SH         OTHER              30,139
Sunoco Logistics Ptnr LP      COM           86764l108         892.59  22,655SH         OTHER              22,655
American Water Works Co Inc   COM           030420103         883.35  27,726SH         OTHER              27,726
Tim Hortons Inc               COM           88706M103         875.37  18,079SH         OTHER              18,079
Alexandria Real Est Eqty      COM           015271109         861.60  12,492SH         OTHER              12,492
Synnex Corp                   COM           87162W100         861.17  28,272SH         OTHER              28,272
Iconix Brand Group Inc        COM           451055107         842.83  51,739SH         OTHER              51,739
Stantec Inc                   COM           85472N109         833.63  30,592SH         OTHER              30,592
Jefferies Group Inc New       COM           472319102         828.08  60,224SH         OTHER              60,224
Buffalo Wild Wings Inc        COM           119848109         813.16  12,045SH         OTHER              12,045
Resmed Inc                    COM           761152107         791.46  31,160SH         OTHER              31,160
Enersys                       COM           29275y102         752.17  28,963SH         OTHER              28,963
Micros Systems                COM           594901100         747.75  16,053SH         OTHER              16,053
Heinz (H.J.) Co.              COM           423074103         675.01  12,491SH         OTHER              12,491
Priceline.com Inc             COM           741503403         668.83   1,430SH         OTHER               1,430
Southern Co                   COM           842587107         664.64  14,358SH         OTHER              14,358
Hospitality Properties Trust  COM           44106M102         638.58  27,789SH         OTHER              27,789
Ascena Retail Group           COM           04351G101         625.67  21,052SH         OTHER              21,052
NII Holdings Inc New          COM           62913F201         619.38  29,079SH         OTHER              29,079
Anadarko Petroleum            COM           032511107         614.77   8,054SH         OTHER               8,054
Rock Tenn Class A             COM           772739207         574.76   9,961SH         OTHER               9,961
Sohu.com Inc                  COM           83408W103         535.00  10,700SH         OTHER              10,700
Artesian Res Corp Cl A        COM           043113208         500.56  26,583SH         OTHER              26,583
Universal Health Services Inc COM           913903100         496.82  12,785SH         OTHER              12,785
Digital Generation Inc        COM           25400B108         493.52  41,403SH         OTHER              41,403
Bunge Limited                 COM           G16962105         484.07   8,463SH         OTHER               8,463
Ansys Inc                     COM           03662Q105         477.03   8,328SH         OTHER               8,328
Millicom Intl Cellu New       COM           L6388F110         464.91   4,604SH         OTHER               4,604
Davita Inc                    COM           23918K108         455.92   6,014SH         OTHER               6,014
Smucker J. M. Co.             COM           832696405         439.39   5,621SH         OTHER               5,621
MWI Veterinary Supply         COM           55402X105         431.73   6,498SH         OTHER               6,498
Herbalife Ltd                 COM           G4412G101         418.31   8,096SH         OTHER               8,096
Public Storage Inc.           COM           74460D109         402.31   2,992SH         OTHER               2,992
Ecolab Inc.                   COM           278865100         401.21   6,940SH         OTHER               6,940
Bruker Corp                   COM           116794108         374.46  30,150SH         OTHER              30,150
G.E. Pines Preferred          COM           369622485         353.49  13,601SH         OTHER              13,601
Enterprise Products Partners  COM           293792107         304.36   6,562SH         OTHER               6,562
Omnicom Group Inc.            COM           681919106         290.35   6,513SH         OTHER               6,513
Dr Pepper Snapple Group Inc   COM           26138E109         289.47   7,332SH         OTHER               7,332
Haemonetics Corp              COM           405024100         281.49   4,598SH         OTHER               4,598
Unisource Energy              COM           909205106         270.92   7,338SH         OTHER               7,338
Air Methods Corp              COM           009128307         266.86   3,160SH         OTHER               3,160
Iron Mountain Inc             COM           462846106         247.66   8,041SH         OTHER               8,041
Hittite Microwave Corp        COM           43365Y104         242.01   4,901SH         OTHER               4,901
                                                           102116.87